DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reclassification (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other current assets	₽ 23,184		₽ 16,971		$ 258.4
Long-term prepaid expenses	1,445		1,157		16.1
Other non-current assets	29,735		15,277		$ 331.5
Other investing activities	874	$ 9.7	(485)	₽ (2,152)
Net cash provided by / (used in) investing activities	₽ (106,943)	$ (1,192.4)	(22,738)	21,994
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Term deposits			154
Other current assets			16,817
Long-term prepaid expenses			3,998
Other non-current assets			11,279
Investments in non-marketable equity securities			(649)	(3,143)
Proceeds from investments in non-marketable equity securities			21	944
Other investing activities			143	47
Net cash provided by / (used in) investing activities			(22,738)	21,994
Measurement Period Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Term deposits			(154)
Other current assets			154
Long-term prepaid expenses			(3,998)
Other non-current assets			3,998
Investments in non-marketable equity securities			649	3,143
Proceeds from investments in non-marketable equity securities			(21)	(944)
Other investing activities			₽ (628)	₽ (2,199)